CONSOLIDATED STATEMENT OF CHANGES IN PARTNERS' EQUITY - USD ($) shares in Millions, $ in Millions		Limited Partners Common units GTN	Limited Partners Common units Bison	Limited Partners Common units Portland Natural Gas Transmission System	Limited Partners Common units ATM Equity Issuance Program	Limited Partners Common units		Limited Partners Class B units		General Partner GTN	General Partner Portland Natural Gas Transmission System	General Partner ATM Equity Issuance Program	General Partner		AOCL		Common units ATM Equity Issuance Program	Class B units	[1]	Non-controlling interests GTN	[1]	Non-controlling interests Bison	[1]	Non-controlling interests		Equity of former parent of PNGTS	[3]	GTN	[1]	Bison	[1]	Portland Natural Gas Transmission System	[1]	ATM Equity Issuance Program [1]	Total
Partners' Equity at beginning of year at Dec. 31, 2013	[1]					$ 1,322							$ 28		$ (5)	[2]								$ 526		$ 142									$ 2,013
Partners' Equity at beginning of year (in units) at Dec. 31, 2013	[1]					62.3
Increase (Decrease) in Partners' Equity
Net income (loss)						$ 168	[1]						4	[1]										46	[1]	23	[1]								241	[4]
ATM Equity Issuance, net (Note 6)					$ 71							$ 2																						$ 73
ATM Equity Issuance, net (Note 6) (in units)					1.3
Acquisition of interest (Note 6)			$ (29)																			$ (188)								$ (217)
Distributions	[1]					(207)							(5)											(61)		(19)									(292)
Partners' Equity at end of year at Dec. 31, 2014	[1]					$ 1,325							29		(5)	[2]								323		146									1,818
Partners' Equity at end of year (in units) at Dec. 31, 2014	[1]					63.6
Increase (Decrease) in Partners' Equity
Net income (loss)						$ (2)	[1]	$ 12	[1]				3	[1]										21	[1]	24	[1]								58	[4]
Other Comprehensive Income (Loss), net	[1]														1	[2]																			1
ATM Equity Issuance, net (Note 6)					$ 43			$ 95				1						$ 95																44
ATM Equity Issuance, net (Note 6) (in units)					0.7			1.9
Acquisition of interest (Note 6)		$ (124)								$ (3)										$ (232)								$ (359)
Equity Contribution (Note 6)													2																						2	[1]
Distributions	[1]					(221)							(7)											(21)		(19)									(268)
Partners' Equity at end of year at Dec. 31, 2015						$ 1,021	[1]	$ 107	[1]				25	[1]	(4)	[1],[2]								91	[1]	151	[1]								1,391	[4]
Partners' Equity at end of year (in units) at Dec. 31, 2015	[1]					64.3		1.9
Increase (Decrease) in Partners' Equity
Net income (loss)						$ 211	[1]	$ 22	[1]				11	[1]										15	[1]	4	[1]								263	[4]
Other Comprehensive Income (Loss), net	[1]														2	[2]								1											3
ATM Equity Issuance, net (Note 6)					$ 82							$ 2																						$ 84
ATM Equity Issuance, net (Note 6) (in units)					1.5
Common unit issuance subject to rescission, net (Note 9)	[5]					$ 81							2																						83	[1]
Common unit issuance subject to rescission, net (Note 9) (in units)	[5]					1.6
Reclassification of common unit issuance subject to rescission, net (Note 9)	[5]					$ (81)							(2)																						(83)	[1]
Acquisition of interest (Note 6)				$ (72)							$ (1)																					$ (73)
Distributions	[1]					(240)		(12)					(10)											(10)		(4)									(276)
Former parent carrying amount of PNGTS(d)	[1]																									(120)									(120)
Partners' Equity at end of year at Dec. 31, 2016						$ 1,002	[1]	$ 117	[1]				27	[1]	(2)	[1],[2],[6]								97	[1]	31	[1]								1,272	[4]
Partners' Equity at end of year (in units) at Dec. 31, 2016	[1]					67.4		1.9
Increase (Decrease) in Partners' Equity
Net income (loss)	[4]					$ 72							3											6		2	[1]								83
Other Comprehensive Income (Loss), net	[4]														1	[6]																			1
ATM Equity Issuance, net (Note 6)						$ 69							2				$ 69																		71	[4]
ATM Equity Issuance, net (Note 6) (in units)						1.2
Distributions	[4]					$ (64)		$ (22)					(4)											(2)		(1)	[1]								(93)
Partners' Equity at end of year at Mar. 31, 2017	[4]					$ 1,098		$ 95					$ 28		$ (1)	[6]								$ 101		$ 32	[1]								$ 1,353
Partners' Equity at end of year (in units) at Mar. 31, 2017	[4]					68.6	[7]	1.9

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
[2]	Losses related to cash flow hedges reported in Accumulated Other Comprehensive Loss and expected to be reclassified to net income in the next 12?months are estimated to be nil. These estimates assume constant interest rates over time; however, the amounts reclassified will vary based on actual value of interest rates at the date of?settlement.
[3]	Equity of Former Parent of PNGTS.
[4]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
[5]	These units are treated as outstanding for financial reporting purposes.
[6]	Income related to cash flow hedges reported in Accumulated Other Comprehensive Loss and expected to be reclassified to net income in the next 12 months are estimated to be $1 million. These estimates assume constant interest rates over time; however, the amounts reclassified will vary based on actual value of interest rates at the date of settlement.Includes common units subject to rescission. These units are treated as outstanding for financial reporting purposes. Equity of Former Parent of PNGTS.Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
[7]	Includes common units subject to rescission. These units are treated as outstanding for financial reporting purposes.